Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Free Share X-Change Limited (Anguilla) [Member]
Schedule of Property and Equipment
	As of	As of
	September 30, 2019	March 31, 2019

Computer software and hardware	47,610	47,618
Accumulated depreciation	(11,505)	(5,500)
Plant and equipment, net	36,105	42,118

	As of	As of
	March 31, 2019	March 31, 2018

Computer software and hardware	47,618	-
Accumulated depreciation	(5,500)	-
Plant and equipment, net	42,118	-